Tax credit/(charge) on loss on ordinary activities, Unutilized net operating losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unutilized Net Operating Losses [Abstract]
Deferred tax asset on tax losses	$ 38,244,152	$ 25,858,892	$ 14,503,000
Number of years losses can be carried forward	20 years	20 years
Bottom of Range [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	12.50%
Top of Range [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	32.00%
Ireland [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	12.50%
Unused Tax Losses [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	$ 214,901,000	$ 132,656,000
Unused Tax Losses [Member] | Ireland [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	108,677,000	53,266,000
Unused Tax Losses [Member] | United States [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	35,043,000	36,334,000
Unused Tax Losses [Member] | Germany [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	28,288,000	26,228,000
Unused Tax Losses [Member] | United Kingdom [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	$ 42,893,000	$ 16,828,000